SCHEDULE OF DISAGGREGATED REVENUES BY DISTRIBUTION CHANNEL (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total	$ 19,274	$ 21,622	$ 38,065	$ 39,925	$ 86,251	$ 78,000
Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Total	5,829	11,850	12,898	24,885	43,344	59,042
Sales Channel, Through Intermediary [Member]
Disaggregation of Revenue [Line Items]
Total	4,143	2,534	7,111	4,621	9,102	10,733
Original Equipment Manufacture [Member]
Disaggregation of Revenue [Line Items]
Total	$ 9,302	$ 7,238	$ 18,056	$ 10,419	$ 33,805	$ 8,225